Financial Instruments (Tables)	12 Months Ended
Sep. 27, 2014
Cash and Available-for-Sale Securities' Adjusted Cost, Gross Unrealized Gains, Gross Unrealized Losses and Fair Value Recorded as Cash and Cash Equivalents or Short-Term or Long-Term Marketable Securities

The following tables show the Company’s cash and available-for-sale securities’ adjusted cost, gross unrealized gains, gross unrealized losses and fair value by significant investment category recorded as cash and cash equivalents or short- or long-term marketable securities as of September 27, 2014 and September 28, 2013 (in millions):

	2014
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short-Term Marketable Securities	Long-Term Marketable Securities
Cash	$10,232	$0	$0	$10,232	$10,232	$0	$0

Level 1:
Money market funds	1,546	0	0	1,546	1,546	0	0
Mutual funds	2,531	1	(132)	2,400	0	2,400	0

Subtotal	4,077	1	(132)	3,946	1,546	2,400	0

Level 2:
U.S. Treasury securities	23,140	15	(9)	23,146	12	607	22,527
U.S. agency securities	7,373	3	(11)	7,365	652	157	6,556
Non-U.S. government securities	6,925	69	(69)	6,925	0	204	6,721
Certificates of deposit and time deposits	3,832	0	0	3,832	1,230	1,233	1,369
Commercial paper	475	0	0	475	166	309	0
Corporate securities	85,431	296	(241)	85,486	6	6,298	79,182
Municipal securities	940	8	0	948	0	0	948
Mortgage- and asset-backed securities	12,907	26	(49)	12,884	0	25	12,859

Subtotal	141,023	417	(379)	141,061	2,066	8,833	130,162

Total	$155,332	$418	$(511)	$155,239	$13,844	$11,233	$130,162

	2013
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short-Term Marketable Securities	Long-Term Marketable Securities
Cash	$8,705	$0	$0	$8,705	$8,705	$0	$0

Level 1:
Money market funds	1,793	0	0	1,793	1,793	0	0
Mutual funds	3,999	0	(197)	3,802	0	3,802	0

Subtotal	5,792	0	(197)	5,595	1,793	3,802	0

Level 2:
U.S. Treasury securities	27,642	24	(47)	27,619	431	7,554	19,634
U.S. agency securities	16,878	12	(52)	16,838	177	3,412	13,249
Non-U.S. government securities	5,545	35	(137)	5,443	50	313	5,080
Certificates of deposit and time deposits	2,344	0	0	2,344	1,264	844	236
Commercial paper	2,998	0	0	2,998	1,835	1,163	0
Corporate securities	54,586	275	(252)	54,609	0	8,077	46,532
Municipal securities	6,257	45	(22)	6,280	4	1,114	5,162
Mortgage- and asset-backed securities	16,396	23	(89)	16,330	0	8	16,322

Subtotal	132,646	414	(599)	132,461	3,761	22,485	106,215

Total	$147,143	$414	$(796)	$146,761	$14,259	$26,287	$106,215

Cash and Available-for-Sale Securities' Adjusted Cost, Gross Unrealized Gains, Gross Unrealized Losses and Fair Value Recorded as Cash and Cash Equivalents or Short-Term or Long-Term Marketable Securities

The following tables show the Company’s cash and available-for-sale securities’ adjusted cost, gross unrealized gains, gross unrealized losses and fair value by significant investment category recorded as cash and cash equivalents or short- or long-term marketable securities as of September 27, 2014 and September 28, 2013 (in millions):

	2014
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short-Term Marketable Securities	Long-Term Marketable Securities
Cash	$10,232	$0	$0	$10,232	$10,232	$0	$0

Level 1:
Money market funds	1,546	0	0	1,546	1,546	0	0
Mutual funds	2,531	1	(132)	2,400	0	2,400	0

Subtotal	4,077	1	(132)	3,946	1,546	2,400	0

Level 2:
U.S. Treasury securities	23,140	15	(9)	23,146	12	607	22,527
U.S. agency securities	7,373	3	(11)	7,365	652	157	6,556
Non-U.S. government securities	6,925	69	(69)	6,925	0	204	6,721
Certificates of deposit and time deposits	3,832	0	0	3,832	1,230	1,233	1,369
Commercial paper	475	0	0	475	166	309	0
Corporate securities	85,431	296	(241)	85,486	6	6,298	79,182
Municipal securities	940	8	0	948	0	0	948
Mortgage- and asset-backed securities	12,907	26	(49)	12,884	0	25	12,859

Subtotal	141,023	417	(379)	141,061	2,066	8,833	130,162

Total	$155,332	$418	$(511)	$155,239	$13,844	$11,233	$130,162

	2013
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short-Term Marketable Securities	Long-Term Marketable Securities
Cash	$8,705	$0	$0	$8,705	$8,705	$0	$0

Level 1:
Money market funds	1,793	0	0	1,793	1,793	0	0
Mutual funds	3,999	0	(197)	3,802	0	3,802	0

Subtotal	5,792	0	(197)	5,595	1,793	3,802	0

Level 2:
U.S. Treasury securities	27,642	24	(47)	27,619	431	7,554	19,634
U.S. agency securities	16,878	12	(52)	16,838	177	3,412	13,249
Non-U.S. government securities	5,545	35	(137)	5,443	50	313	5,080
Certificates of deposit and time deposits	2,344	0	0	2,344	1,264	844	236
Commercial paper	2,998	0	0	2,998	1,835	1,163	0
Corporate securities	54,586	275	(252)	54,609	0	8,077	46,532
Municipal securities	6,257	45	(22)	6,280	4	1,114	5,162
Mortgage- and asset-backed securities	16,396	23	(89)	16,330	0	8	16,322

Subtotal	132,646	414	(599)	132,461	3,761	22,485	106,215

Total	$147,143	$414	$(796)	$146,761	$14,259	$26,287	$106,215

Notional Amounts of Outstanding Derivative Instruments and Credit Risk Amounts Associated with Outstanding or Unsettled Derivative Instruments

The following table shows the notional amounts of the Company’s outstanding derivative instruments and credit risk amounts associated with outstanding or unsettled derivative instruments as of September 27, 2014 and September 28, 2013 (in millions):

	2014		2013
	Notional Amount	Credit Risk Amounts	Notional Amount	Credit Risk Amounts
Instruments designated as accounting hedges:
Foreign exchange contracts	$42,945	$1,333	$35,013	$159
Interest rate contracts	$12,000	$89	$3,000	$44

Instruments not designated as accounting hedges:
Foreign exchange contracts	$38,510	$222	$16,131	$25

Derivative Instruments at Gross Fair Value as Reflected in Consolidated Balance Sheets

The following tables show the Company’s derivative instruments at gross fair value as reflected in the Consolidated Balance Sheets as of September 27, 2014 and September 28, 2013 (in millions):

	2014
	Fair Value of Derivatives Designated as Hedge Instruments	Fair Value of Derivatives Not Designated as Hedge Instruments	Total Fair Value
Derivative assets (1):
Foreign exchange contracts	$1,332	$222	$1,554
Interest rate contracts	$81	$0	$81

Derivative liabilities (2):
Foreign exchange contracts	$41	$40	$81

	2013
	Fair Value of Derivatives Designated as Hedge Instruments	Fair Value of Derivatives Not Designated as Hedge Instruments	Total Fair Value
Derivative assets (1):
Foreign exchange contracts	$145	$25	$170
Interest rate contracts	$44	$0	$44

Derivative liabilities (2):
Foreign exchange contracts	$389	$46	$435

(1)	The fair value of derivative assets is measured using Level 2 fair value inputs and is recorded as other current assets in the Consolidated Balance Sheets.

(2)	The fair value of derivative liabilities is measured using Level 2 fair value inputs and is recorded as accrued expenses in the Consolidated Balance Sheets.

Pre-Tax Effect of Derivative Instruments Designated as Cash Flow, Net Investment and Fair Value Hedges

The following tables show the pre-tax effect of the Company’s derivative instruments designated as cash flow, net investment and fair value hedges on OCI and the Consolidated Statements of Operations for 2014, 2013 and 2012 (in millions):

	Gains/(Losses) Recognized in OCI - Effective Portion			Gains/(Losses) Reclassified from AOCI into Net Income - Effective Portion
	2014	2013	2012	2014	2013	2012
Cash flow hedges:
Foreign exchange contracts	$1,750	$891	$(175)	$(154)	$676	$607
Interest rate contracts	(15)	12	0	(16)	(6)	0

Total	$1,735	$903	$(175)	$(170)	$670	$607

Net investment hedges:
Foreign exchange contracts	$53	$143	$(5)	$0	$0	$0

	Gains/(Losses) On Derivative Instruments			Gains/(Losses) Related to Hedged Items
	2014	2013	2012	2014	2013	2012
Fair value hedges:
Interest rate contracts	$39	$0	$0	$(39)	$0	$0